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                                  CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Adviser (the Registrant"). Registrant's 1933 Act No. is 333-106142 and Registrant's 1940 Act No. is 811-21371.

         2. There are no changes to the Prospectuses from the forms of the Prospectuses that were filed in Pre-Effective Amendment No. 2 ("PRE No. 2") on October 9, 2003 for the following funds:

                  U.S. Value Fund
                  International Equity Fund
                  (collectively, the "Funds").

         3.       The text of PRE No. 2 has been filed electronically.


         DATED:  October 14, 2003
                                                   JANUS ADVISER
                                                   on behalf of the Funds

                                                   By: /s/ KELLEY ABBOTT HOWES
                                                       ------------------------
                                                       Kelley Abbott Howes
                                                       Vice President